Basis of Presentation - Schedule of Exchange Rates Used by the Group in Preparation of the Consolidated Financial Statements (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
USD
Disclosure of detailed information about average foreign exchange rate [line items]
Exchange rates	525.11	454.56	462.65
EUR
Disclosure of detailed information about average foreign exchange rate [line items]
Exchange rates	546.74	502.24	492.86